Income Tax - Schedule of Company's net deferred tax assets (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset
Net operating loss carryforward	$ 14,232,000	$ 0
Excess interest expense carryforward	497,000	0
Allowance for Member advances	3,488,000	3,549,000
Accrued expenses	1,249,000	1,138,000
Accrued compensation	356,000	345,000
Lease liability	840,000	420,000
Research and development tax credit	2,117,000	408,000
Stock-based compensation	355,000	26,000
Other	146,000	20,000
Total deferred tax assets	23,280,000	5,906,000
Valuation allowance	(19,906,000)	(4,126,000)
Deferred tax liabilities:
Property and equipment	(2,354,000)	(1,297,000)
Right of use asset	(785,000)	(389,000)
Prepaid expenses	(235,000)	(153,000)
Total deferred tax liabilities	(3,374,000)	(1,839,000)
Total net deferred tax assets before valuation allowance	19,906,000	4,067,000
Total net deferred tax liabilities		$ (59,000)
Previously Reported [Member]
Deferred tax asset
Net operating loss carryforward	30,182
Startup/Organizational expenses	1,304,155
Total deferred tax assets	1,334,337
Valuation allowance	(1,334,337)
Deferred tax assets, net of allowance	$ 0